PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 101.4%
Common Stocks 98.8%
Aerospace & Defense 1.4%
BWX Technologies, Inc.	410	$44,739
Curtiss-Wright Corp.	169	58,287
Hexcel Corp.	355	17,207
Woodward, Inc.	260	48,768
		169,001
Air Freight & Logistics 0.2%
GXO Logistics, Inc.*	535	19,388
Automobile Components 0.8%
Autoliv, Inc. (Sweden)	315	29,367
Gentex Corp.	1,020	22,216
Goodyear Tire & Rubber Co. (The)*	1,245	13,546
Lear Corp.	240	20,580
Visteon Corp.*	120	9,503
		95,212
Automobiles 0.2%
Harley-Davidson, Inc.	505	11,322
Thor Industries, Inc.	240	17,381
		28,703
Banks 6.4%
Associated Banc-Corp.	735	16,214
Bank OZK	465	19,809
Cadence Bank	805	23,554
Columbia Banking System, Inc.	940	21,075
Comerica, Inc.	590	31,713
Commerce Bancshares, Inc.	546	33,164
Cullen/Frost Bankers, Inc.	285	33,194
East West Bancorp, Inc.	623	53,298
First Financial Bankshares, Inc.	565	18,933
First Horizon Corp.	2,340	42,307
Flagstar Financial, Inc.	1,326	15,527
FNB Corp.	1,571	20,564
Glacier Bancorp, Inc.	500	20,380
Hancock Whitney Corp.	380	19,794
Home BancShares, Inc.	830	23,033
International Bancshares Corp.	235	14,344

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Old National Bancorp	1,425	$29,341
Pinnacle Financial Partners, Inc.	345	34,583
Prosperity Bancshares, Inc.	430	29,197
SouthState Corp.	440	38,183
Synovus Financial Corp.	635	27,508
Texas Capital Bancshares, Inc.*	205	13,971
UMB Financial Corp.	300	28,371
United Bankshares, Inc.	640	21,946
Valley National Bancorp	2,120	18,232
Webster Financial Corp.	765	36,184
Western Alliance Bancorp	490	34,158
Wintrust Financial Corp.	301	33,462
Zions Bancorp NA	650	29,231
		781,270
Beverages 0.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	40	9,832
Celsius Holdings, Inc.*	705	24,647
Coca-Cola Consolidated, Inc.	27	36,607
		71,086
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.*	855	54,455
Cytokinetics, Inc.*	530	22,705
Exelixis, Inc.*	1,250	48,938
Halozyme Therapeutics, Inc.*	570	35,009
Neurocrine Biosciences, Inc.*	445	47,922
Roivant Sciences Ltd.*	1,880	21,846
Sarepta Therapeutics, Inc.*	430	26,832
United Therapeutics Corp.*	200	60,618
		318,325
Broadline Retail 0.4%
Macy’s, Inc.	1,240	14,161
Nordstrom, Inc.	415	10,018
Ollie’s Bargain Outlet Holdings, Inc.*	275	29,180
		53,359

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Building Products 2.5%
AAON, Inc.	305	$27,837
Advanced Drainage Systems, Inc.	320	36,317
Carlisle Cos., Inc.	199	75,516
Fortune Brands Innovations, Inc.	545	29,332
Owens Corning	379	55,110
Simpson Manufacturing Co., Inc.	185	28,433
Trex Co., Inc.*	480	27,754
UFP Industries, Inc.	275	27,184
		307,483
Capital Markets 3.4%
Affiliated Managers Group, Inc.	130	21,532
Carlyle Group, Inc. (The)	945	36,515
Evercore, Inc. (Class A Stock)	160	32,846
Federated Hermes, Inc.	350	14,213
Hamilton Lane, Inc. (Class A Stock)	195	30,126
Houlihan Lokey, Inc.	240	38,899
Interactive Brokers Group, Inc. (Class A Stock)	490	84,206
Janus Henderson Group PLC	560	18,598
Jefferies Financial Group, Inc.	731	34,160
Morningstar, Inc.	118	33,597
SEI Investments Co.	435	34,056
Stifel Financial Corp.	458	39,246
		417,994
Chemicals 1.6%
Ashland, Inc.	210	11,422
Avient Corp.	410	13,657
Axalta Coating Systems Ltd.*	975	31,687
Cabot Corp.	240	18,850
NewMarket Corp.	35	21,536
Olin Corp.	505	10,918
RPM International, Inc.	575	61,381
Scotts Miracle-Gro Co. (The)	195	9,824
Westlake Corp.	145	13,402
		192,677
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	195	17,402

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Clean Harbors, Inc.*	223	$47,709
MSA Safety, Inc.	180	28,336
RB Global, Inc. (Canada)	825	83,077
Tetra Tech, Inc.	1,200	37,428
		213,952
Communications Equipment 0.5%
Ciena Corp.*	635	42,647
Lumentum Holdings, Inc.*	305	18,007
		60,654
Construction & Engineering 2.4%
AECOM	594	58,598
Comfort Systems USA, Inc.	159	63,211
EMCOR Group, Inc.	206	82,544
Fluor Corp.*	770	26,865
MasTec, Inc.*	275	35,013
Valmont Industries, Inc.	90	26,390
		292,621
Construction Materials 0.5%
Eagle Materials, Inc.	152	34,411
Knife River Corp.*	250	23,345
		57,756
Consumer Finance 0.7%
Ally Financial, Inc.	1,230	40,172
FirstCash Holdings, Inc.	175	23,443
SLM Corp.	940	27,175
		90,790
Consumer Staples Distribution & Retail 3.4%
Albertson’s Cos., Inc. (Class A Stock)	1,815	39,894
BJ’s Wholesale Club Holdings, Inc.*	590	69,360
Casey’s General Stores, Inc.	163	75,402
Maplebear, Inc.*	725	28,920
Performance Food Group Co.*	700	56,462

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	450	$76,950
US Foods Holding Corp.*	1,030	67,630
		414,618
Containers & Packaging 1.7%
Amcor PLC	3,770	34,684
AptarGroup, Inc.	300	44,985
Crown Holdings, Inc.	525	50,573
Graphic Packaging Holding Co.	1,340	33,916
Greif, Inc. (Class A Stock)	120	6,298
Silgan Holdings, Inc.	365	18,852
Sonoco Products Co.	430	17,630
		206,938
Diversified Consumer Services 1.6%
Duolingo, Inc.*	170	66,212
Graham Holdings Co. (Class B Stock)	14	12,881
Grand Canyon Education, Inc.*	130	23,188
H&R Block, Inc.	600	36,222
Service Corp. International	645	51,535
		190,038
Diversified REITs 0.5%
WP Carey, Inc.	980	61,191
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.*	990	35,887
Iridium Communications, Inc.	490	11,824
		47,711
Electric Utilities 1.0%
ALLETE, Inc.	255	16,700
IDACORP, Inc.	235	27,751
OGE Energy Corp.	900	40,842
Portland General Electric Co.	480	20,218
TXNM Energy, Inc.	405	21,546
		127,057

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 1.3%
Acuity, Inc.	138	$33,618
EnerSys	180	15,588
NEXTracker, Inc. (Class A Stock)*	645	26,194
nVent Electric PLC	740	40,633
Regal Rexnord Corp.	300	31,752
Sensata Technologies Holding PLC	670	14,338
		162,123
Electronic Equipment, Instruments & Components 2.8%
Arrow Electronics, Inc.*	230	25,613
Avnet, Inc.	390	18,326
Belden, Inc.	175	18,044
Cognex Corp.	745	20,338
Coherent Corp.*	695	44,702
Crane NXT Co.	215	10,088
Fabrinet (Thailand)*	160	32,810
Flex Ltd.*	1,710	58,721
IPG Photonics Corp.*	120	7,187
Littelfuse, Inc.	115	20,966
Novanta, Inc.*	160	19,018
TD SYNNEX Corp.	341	37,783
Vontier Corp.	650	20,676
		334,272
Energy Equipment & Services 0.5%
ChampionX Corp.	835	20,148
NOV, Inc.	1,665	19,331
Valaris Ltd.*	280	9,047
Weatherford International PLC	330	13,662
		62,188
Entertainment 0.2%
Warner Music Group Corp. (Class A Stock)	635	19,336
Financial Services 1.9%
Equitable Holdings, Inc.	1,385	68,488
Essent Group Ltd.	470	26,757
Euronet Worldwide, Inc.*	185	18,334
MGIC Investment Corp.	1,110	27,650

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Shift4 Payments, Inc. (Class A Stock)*(a)	310	$25,358
Voya Financial, Inc.	430	25,456
Western Union Co. (The)	1,510	14,964
WEX, Inc.*	155	20,207
		227,214
Food Products 1.0%
Darling Ingredients, Inc.*	695	22,372
Flowers Foods, Inc.	855	15,040
Ingredion, Inc.	292	38,783
Lancaster Colony Corp.	85	13,836
Pilgrim’s Pride Corp.	175	9,552
Post Holdings, Inc.*	200	22,634
		122,217
Gas Utilities 1.2%
National Fuel Gas Co.	400	30,712
New Jersey Resources Corp.	440	21,534
ONE Gas, Inc.	250	19,627
Southwest Gas Holdings, Inc.	265	19,136
Spire, Inc.	265	20,283
UGI Corp.	962	31,544
		142,836
Ground Transportation 1.4%
Avis Budget Group, Inc.*	80	7,411
Knight-Swift Transportation Holdings, Inc.	725	28,398
Landstar System, Inc.	160	21,464
Ryder System, Inc.	190	26,157
Saia, Inc.*	117	28,548
XPO, Inc.*	525	55,713
		167,691
Health Care Equipment & Supplies 1.6%
DENTSPLY SIRONA, Inc.	870	12,093
Envista Holdings Corp.*	755	12,140
Globus Medical, Inc. (Class A Stock)*	510	36,603
Haemonetics Corp.*	220	13,864
Lantheus Holdings, Inc.*	315	32,867

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
LivaNova PLC*	245	$9,065
Masimo Corp.*	195	31,387
Penumbra, Inc.*	172	50,369
		198,388
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	410	9,594
Amedisys, Inc.*	145	13,761
Chemed Corp.	66	38,380
Encompass Health Corp.	450	52,645
Ensign Group, Inc. (The)	255	32,892
HealthEquity, Inc.*	390	33,431
Hims & Hers Health, Inc.*	835	27,638
Option Care Health, Inc.*	745	24,071
Tenet Healthcare Corp.*	425	60,754
		293,166
Health Care REITs 0.8%
Healthcare Realty Trust, Inc.	1,585	24,615
Omega Healthcare Investors, Inc.	1,260	49,203
Sabra Health Care REIT, Inc.	1,060	18,921
		92,739
Health Care Technology 0.3%
Doximity, Inc. (Class A Stock)*	600	34,128
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	880	8,747
Hotels, Restaurants & Leisure 3.3%
Aramark	1,185	39,615
Boyd Gaming Corp.	285	19,705
Cava Group, Inc.*	365	33,737
Choice Hotels International, Inc.	95	11,981
Churchill Downs, Inc.	325	29,383
Hilton Grand Vacations, Inc.*	275	9,248
Hyatt Hotels Corp. (Class A Stock)	195	21,973
Light & Wonder, Inc.*	390	33,298
Marriott Vacations Worldwide Corp.	140	7,673

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	380	$35,944
Texas Roadhouse, Inc.	295	48,958
Travel + Leisure Co.	300	13,179
Vail Resorts, Inc.	170	23,664
Wendy’s Co. (The)	750	9,375
Wingstop, Inc.(a)	135	35,625
Wyndham Hotels & Resorts, Inc.	350	29,855
		403,213
Household Durables 1.6%
KB Home	305	16,479
Somnigroup International, Inc.	855	52,206
Taylor Morrison Home Corp.*	465	26,668
Toll Brothers, Inc.	446	44,988
TopBuild Corp.*	128	37,857
Whirlpool Corp.	245	18,689
		196,887
Independent Power & Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	255	18,513
Industrial REITs 1.0%
EastGroup Properties, Inc.	230	37,587
First Industrial Realty Trust, Inc.	595	28,310
Rexford Industrial Realty, Inc.	1,020	33,762
STAG Industrial, Inc.	835	27,580
		127,239
Insurance 4.8%
American Financial Group, Inc.	325	41,165
Brighthouse Financial, Inc.*	265	15,428
CNO Financial Group, Inc.	445	16,883
Fidelity National Financial, Inc.	1,165	74,618
First American Financial Corp.	460	27,973
Hanover Insurance Group, Inc. (The)	160	26,576
Kemper Corp.	270	15,962
Kinsale Capital Group, Inc.	97	42,220
Old Republic International Corp.	1,045	39,292
Primerica, Inc.	150	39,311

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Reinsurance Group of America, Inc.	298	$55,818
RenaissanceRe Holdings Ltd. (Bermuda)	220	53,225
RLI Corp.	375	27,754
Ryan Specialty Holdings, Inc.	475	31,117
Selective Insurance Group, Inc.	270	23,552
Unum Group	735	57,080
		587,974
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.*	1,185	10,144
IT Services 1.0%
ASGN, Inc.*	195	9,824
Kyndryl Holdings, Inc.*	1,040	33,717
Okta, Inc.*	690	77,390
		120,931
Leisure Products 0.5%
Brunswick Corp.	290	13,354
Mattel, Inc.*	1,475	23,438
Polaris, Inc.	225	7,641
YETI Holdings, Inc.*	380	10,849
		55,282
Life Sciences Tools & Services 1.7%
Avantor, Inc.*	3,040	39,490
Bio-Rad Laboratories, Inc. (Class A Stock)*	90	21,967
Bruker Corp.	485	19,429
Illumina, Inc.*	710	55,096
Medpace Holdings, Inc.*	109	33,615
Repligen Corp.*	230	31,738
Sotera Health Co.*	685	7,877
		209,212
Machinery 5.0%
AGCO Corp.	281	23,837
Chart Industries, Inc.*	185	24,971
CNH Industrial NV	3,905	45,181

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Crane Co.	220	$35,416
Donaldson Co., Inc.	537	35,297
Esab Corp.	255	30,631
Flowserve Corp.	590	26,686
Graco, Inc.	755	61,615
ITT, Inc.	359	49,190
Lincoln Electric Holdings, Inc.	255	44,931
Middleby Corp. (The)*	245	32,671
Mueller Industries, Inc.	510	37,516
Oshkosh Corp.	295	24,709
RBC Bearings, Inc.*	137	45,014
Terex Corp.	290	10,208
Timken Co. (The)	280	17,990
Toro Co. (The)	450	30,726
Watts Water Technologies, Inc. (Class A Stock)	125	25,969
		602,558
Marine Transportation 0.2%
Kirby Corp.*	255	24,574
Media 0.6%
EchoStar Corp. (Class A Stock)*	540	12,139
New York Times Co. (The) (Class A Stock)	730	38,004
Nexstar Media Group, Inc.	135	20,204
		70,347
Metals & Mining 2.6%
Alcoa Corp.	1,155	28,332
ATI, Inc.*	640	34,803
Carpenter Technology Corp.	225	44,012
Cleveland-Cliffs, Inc.*	2,115	17,428
Commercial Metals Co.	500	22,270
Reliance, Inc.	242	69,752
Royal Gold, Inc.	290	52,986
United States Steel Corp.	1,005	43,928
		313,511

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	2,585	$50,666
Starwood Property Trust, Inc.	1,430	27,442
		78,108
Multi-Utilities 0.3%
Black Hills Corp.	320	19,488
Northwestern Energy Group, Inc.	275	16,013
		35,501
Office REITs 0.6%
COPT Defense Properties	505	13,185
Cousins Properties, Inc.	735	20,242
Kilroy Realty Corp.	475	14,967
Vornado Realty Trust	745	26,284
		74,678
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp.	1,520	25,156
Antero Resources Corp.*	1,310	45,627
Chord Energy Corp.	270	24,362
Civitas Resources, Inc.	400	10,900
CNX Resources Corp.*	650	19,130
DT Midstream, Inc.	455	44,226
HF Sinclair Corp.	700	21,049
Matador Resources Co.	510	20,165
Murphy Oil Corp.	615	12,626
Ovintiv, Inc.	1,165	39,121
PBF Energy, Inc. (Class A Stock)	440	7,559
Permian Resources Corp.	2,860	33,748
Range Resources Corp.	1,080	36,644
Viper Energy, Inc.	590	23,795
		364,108
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	275	23,735

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.4%
Alaska Air Group, Inc.*	540	$23,906
American Airlines Group, Inc.*	2,935	29,203
		53,109
Personal Care Products 0.6%
BellRing Brands, Inc.*	575	44,355
Coty, Inc. (Class A Stock)*	1,600	8,080
elf Beauty, Inc.*	250	15,468
		67,903
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC*	270	31,579
Perrigo Co. PLC	600	15,432
		47,011
Professional Services 2.6%
CACI International, Inc. (Class A Stock)*	98	44,871
Concentrix Corp.	203	10,365
ExlService Holdings, Inc.*	720	34,906
Exponent, Inc.	225	17,703
FTI Consulting, Inc.*	155	25,773
Genpact Ltd.	720	36,187
Insperity, Inc.	160	10,402
KBR, Inc.	585	30,894
ManpowerGroup, Inc.	205	8,829
Maximus, Inc.	250	16,740
Parsons Corp.*	205	13,706
Paylocity Holding Corp.*	190	36,499
Science Applications International Corp.	220	26,627
		313,502
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	209	47,529
Residential REITs 1.1%
American Homes 4 Rent (Class A Stock)	1,420	53,094

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Equity LifeStyle Properties, Inc.	855	$55,387
Independence Realty Trust, Inc.	1,010	19,624
		128,105
Retail REITs 1.0%
Agree Realty Corp.	480	37,253
Brixmor Property Group, Inc.	1,370	34,127
Kite Realty Group Trust	985	21,325
NNN REIT, Inc.	840	34,532
		127,237
Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. (Japan)*	575	10,965
Amkor Technology, Inc.	485	8,463
Cirrus Logic, Inc.*	235	22,569
Entegris, Inc.	675	53,406
Lattice Semiconductor Corp.*	620	30,337
MACOM Technology Solutions Holdings, Inc.*	270	28,013
MKS Instruments, Inc.	305	21,393
Onto Innovation, Inc.*	220	26,833
Power Integrations, Inc.	245	12,034
Rambus, Inc.*	470	22,931
Silicon Laboratories, Inc.*	145	14,755
Synaptics, Inc.*	175	9,741
Universal Display Corp.	195	24,498
		285,938
Software 3.4%
Appfolio, Inc. (Class A Stock)*	105	21,685
BILL Holdings, Inc.*	420	19,139
Blackbaud, Inc.*	170	10,292
Commvault Systems, Inc.*	195	32,590
DocuSign, Inc.*	905	73,984
Dolby Laboratories, Inc. (Class A Stock)	270	20,733
Dropbox, Inc. (Class A Stock)*	970	27,693
Dynatrace, Inc.*	1,340	62,940
Guidewire Software, Inc.*	375	76,789

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Manhattan Associates, Inc.*	274	$48,605
Qualys, Inc.*	165	20,742
		415,192
Specialized REITs 1.7%
CubeSmart	1,010	41,077
EPR Properties	335	16,579
Gaming & Leisure Properties, Inc.	1,225	58,628
Lamar Advertising Co. (Class A Stock)	396	45,069
National Storage Affiliates Trust	315	11,718
PotlatchDeltic Corp.	315	12,093
Rayonier, Inc.	632	15,459
		200,623
Specialty Retail 3.7%
Abercrombie & Fitch Co. (Class A Stock)*	220	15,272
AutoNation, Inc.*	120	20,898
Bath & Body Works, Inc.	970	29,595
Burlington Stores, Inc.*	285	64,136
Chewy, Inc. (Class A Stock)*	740	27,750
Dick’s Sporting Goods, Inc.	260	48,812
Five Below, Inc.*	250	18,973
Floor & Decor Holdings, Inc. (Class A Stock)*	480	34,291
GameStop Corp. (Class A Stock)*	1,815	50,566
Gap, Inc. (The)	975	21,353
Lithia Motors, Inc.	117	34,253
Murphy USA, Inc.	82	40,883
Penske Automotive Group, Inc.	85	13,232
RH*	65	11,962
Valvoline, Inc.*	570	19,528
		451,504
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc. (Class A Stock)*	1,385	62,824
Textiles, Apparel & Luxury Goods 0.9%
Capri Holdings Ltd.*	500	7,520
Columbia Sportswear Co.	145	9,015
Crocs, Inc.*	255	24,587

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	245	$16,900
Skechers USA, Inc. (Class A Stock)*	590	28,332
Under Armour, Inc. (Class A Stock)*	845	4,833
Under Armour, Inc. (Class C Stock)*	525	2,856
VF Corp.	1,480	17,583
		111,626
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	169	41,114
Core & Main, Inc. (Class A Stock)*	850	44,778
GATX Corp.	160	23,354
MSC Industrial Direct Co., Inc. (Class A Stock)	200	15,296
Watsco, Inc.	156	71,735
WESCO International, Inc.	195	31,777
		228,054
Water Utilities 0.4%
Essential Utilities, Inc.	1,130	46,477

Total Common Stocks (cost $11,108,242)		11,986,018
Unaffiliated Exchange-Traded Fund 2.6%
iShares Core S&P Mid-Cap ETF(a) (cost $288,187)	5,600	318,696

Total Long-Term Investments (cost $11,396,429)		12,304,714

Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	23,809	23,809

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $264,333; includes $263,173 of cash collateral for securities on loan)(b)(wb)	264,502	$264,316

Total Short-Term Investments (cost $288,142)		288,125

TOTAL INVESTMENTS 103.8% (cost $11,684,571)		12,592,839
Liabilities in excess of other assets (3.8)%		(464,634)

Net Assets 100.0%		$12,128,205

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $259,007; cash collateral of $263,173 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Mid-Cap Index Fund